Definition of Terms in Portfolio Name	Oct. 20, 2026
S And P Dividend Aristocrats Select 25 Strategy Portfolio Series 45 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common stocks that are included in the S&P 500 Dividend Aristocrats Index (the “Index”). The Index is comprised of companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. As of October 14, 2026, the Index included securities with market capitalization ranges from approximately $7.8 billion to $611 billion.
Us 50 Dividend Strategy Portfolio Series 50 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in dividend-paying common stocks of U.S. companies.
Us High Dividend Strategy Portfolio Series 62 [Member]
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in dividend-paying common stocks of U.S. incorporated companies. The trust seeks to provide dividend income that is greater than its benchmark, the S&P 500 Index. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. The sponsor and GPIM believe that companies that distribute significant dividends on a consistent basis generally demonstrate strong financial strength and positive performance relative to their peers. The U.S.-listed common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies. The trust will invest in securities of companies with mid- and large market capitalization and may invest in real estate investment trusts. As a result of this strategy, the trust invests significantly in the real estate sector.